Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
3.	Acquisitions

There were no acquisitions of businesses during 2011 that were significant enough to require pro forma disclosure.

In June 2011, we entered into a purchase and sale agreement with a new ISG, whereby we acquired a portfolio of merchant accounts. Consideration at closing was $3.6 million in cash, which was funded at closing from borrowings under our revolving facility.

In August 2011, we entered into a purchase and sale agreement with an existing ISG, whereby we acquired a portfolio of merchant accounts. Consideration at closing was $2.5 million in cash, which was funded at closing from borrowings under our revolving facility.

In August 2011, we entered into a purchase and sale agreement with an existing ISG, whereby we acquired a portfolio of merchant accounts. Consideration at closing was $11.0 million in cash, which was funded at closing from borrowings under our revolving facility.

In September 2011, we entered into a purchase and sale agreement with an existing ISG, whereby we acquired a portfolio of merchant accounts. Consideration at closing was $7.2 million in cash, which was funded at closing from borrowings under our revolving facility.

3.	Acquisitions

The effective date of each of the acquisitions discussed in this Note 3 is the date the acquisition was recognized in our financial statements, unless otherwise noted. For the years ended December 31, 2010, 2009, and 2008, amortization expense related to our merchant processing portfolios and other intangible assets was $39.0 million, $43.7 million, and $36.3 million, respectively.

Earnout Payments

Certain purchase agreements for acquisitions made in prior periods contained earnout payments based on the subsequent performance of the business acquired. As the terms of these earnout provisions are met, we accrue the amount owed in our consolidated balance sheets and record an increase to goodwill. We provided for $2.5 million in earnout payments in 2008. There were no earnout provisions provided for in 2009 and 2010.

Other Acquisitions

We made various purchases of residual cash flow streams and one business, Cambridge Payment Systems LLC ("Cambridge"), collectively totaling $14.1 million during 2007. Cambridge was acquired on December 28, 2007, and the results of operations were included in our consolidated statements of operations beginning January 1, 2008. Consideration for this acquisition included cash at closing and a contingent payment based upon future performance over three years. The Cambridge acquisition was recorded under the purchase method. The purchase prices for the residual cash flow streams and merchant processing portfolios were primarily assigned to intangible assets and are amortized over their expected useful lives. As a result of the Cambridge acquisition, we recorded approximately $4.6 million of intangible assets and $8.3 million of goodwill during 2007.

In April 2008, we entered into an agreement to purchase substantially all of the assets and to assume certain liabilities of Merchant Service Center ("MSC"), an ISG with a portfolio of over 7,000 merchants. Consideration included cash at closing and contingent payments based on performance in 2008, 2009, and 2010. MSC is a provider of card-based payment transaction processing services. The acquisition was recorded under the purchase method with the total consideration allocated to the fair value of assets acquired and liabilities assumed. The operating results of MSC were included in our consolidated financial statements beginning April 1, 2008. As a result of the MSC acquisition, we recorded approximately $10.2 million of intangible assets and $11.5 million of goodwill.

In November 2009, iPayment entered into a purchase and sale agreement with the shareholders of Central Payment Co., LLC ("CPC"), whereby iPayment acquired a merchant portfolio consisting of approximately 8,000 merchants from CPC. The transaction was effective as of November 1, 2009. Consideration at closing was $23.8 million in cash. As a result of the portfolio purchase, iPayment recorded $23.8 million of intangible assets.

In November 2010, iPayment entered into a purchase and sale agreement with the shareholders of Flagship Merchant Services ("Flagship"), whereby iPayment acquired a merchant portfolio of 8,400 merchant accounts from Flagship. The consideration included cash at closing from our cash on hand and from borrowings under our then existing revolving facility. The effect of the portfolio acquisition was included in our consolidated statements of operations beginning October 1, 2010. Consideration at closing was $20.0 million in cash.

In December 2010, we entered into a purchase and sale agreement with an existing ISG whereby we acquired a merchant portfolio of approximately 2,500 merchant accounts. Consideration at closing was $5.0 million in cash which was funded from borrowings under our then existing revolving facility. The effect of the portfolio acquisition was included in our consolidated financial statements beginning December 1, 2010.